Financial Risks - Summary of Breakdown of RMBS Available-for-Sale (AFS) Portfolio (Detail) - EUR (€) € in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of financial assets [line items]
Total fair value	€ 148,570	€ 139,834
Available for sale - residential mortgage-backed securities by quality [member]
Disclosure of financial assets [line items]
Total fair value	2,222	2,102
Available for sale - residential mortgage-backed securities by quality [member] | GSE guaranteed [member]
Disclosure of financial assets [line items]
Total fair value	782	599
Available for sale - residential mortgage-backed securities by quality [member] | Prime jumbo [member]
Disclosure of financial assets [line items]
Total fair value	62	124
Available for sale - residential mortgage-backed securities by quality [member] | Alt-A [member]
Disclosure of financial assets [line items]
Total fair value	462	397
Available for sale - residential mortgage-backed securities by quality [member] | Negative amortization floaters [member]
Disclosure of financial assets [line items]
Total fair value	468	533
Available for sale - residential mortgage-backed securities by quality [member] | Other housing [member]
Disclosure of financial assets [line items]
Total fair value	449	450
Available for sale - residential mortgage-backed securities by quality [member] | Insured residential mortgage backed securities [member]
Disclosure of financial assets [line items]
Total fair value	100	113
Available for sale - residential mortgage-backed securities by quality [member] | AAA [member]
Disclosure of financial assets [line items]
Total amortized cost	790	450
Available for sale - residential mortgage-backed securities by quality [member] | AAA [member] | GSE guaranteed [member]
Disclosure of financial assets [line items]
Total amortized cost	735	450
Available for sale - residential mortgage-backed securities by quality [member] | AAA [member] | Prime jumbo [member]
Disclosure of financial assets [line items]
Total amortized cost	6
Available for sale - residential mortgage-backed securities by quality [member] | AAA [member] | Alt-A [member]
Disclosure of financial assets [line items]
Total amortized cost	48
Available for sale - residential mortgage-backed securities by quality [member] | AAA [member] | Other housing [member]
Disclosure of financial assets [line items]
Total amortized cost	2
Available for sale - residential mortgage-backed securities by quality [member] | AA [member]
Disclosure of financial assets [line items]
Total amortized cost	129	238
Available for sale - residential mortgage-backed securities by quality [member] | AA [member] | GSE guaranteed [member]
Disclosure of financial assets [line items]
Total amortized cost	43	149
Available for sale - residential mortgage-backed securities by quality [member] | AA [member] | Prime jumbo [member]
Disclosure of financial assets [line items]
Total amortized cost	16	16
Available for sale - residential mortgage-backed securities by quality [member] | AA [member] | Alt-A [member]
Disclosure of financial assets [line items]
Total amortized cost	59	59
Available for sale - residential mortgage-backed securities by quality [member] | AA [member] | Negative amortization floaters [member]
Disclosure of financial assets [line items]
Total amortized cost	2	1
Available for sale - residential mortgage-backed securities by quality [member] | AA [member] | Other housing [member]
Disclosure of financial assets [line items]
Total amortized cost	9	13
Available for sale - residential mortgage-backed securities by quality [member] | A [member]
Disclosure of financial assets [line items]
Total amortized cost	18	22
Available for sale - residential mortgage-backed securities by quality [member] | A [member] | Prime jumbo [member]
Disclosure of financial assets [line items]
Total amortized cost	1	1
Available for sale - residential mortgage-backed securities by quality [member] | A [member] | Alt-A [member]
Disclosure of financial assets [line items]
Total amortized cost	15	17
Available for sale - residential mortgage-backed securities by quality [member] | A [member] | Other housing [member]
Disclosure of financial assets [line items]
Total amortized cost	2	4
Available for sale - residential mortgage-backed securities by quality [member] | A [member] | Insured residential mortgage backed securities [member]
Disclosure of financial assets [line items]
Total amortized cost	16	20
Available for sale - residential mortgage-backed securities by quality [member] | BBB [member]
Disclosure of financial assets [line items]
Total amortized cost	28	36
Available for sale - residential mortgage-backed securities by quality [member] | BBB [member] | Prime jumbo [member]
Disclosure of financial assets [line items]
Total amortized cost	2	5
Available for sale - residential mortgage-backed securities by quality [member] | BBB [member] | Alt-A [member]
Disclosure of financial assets [line items]
Total amortized cost	10	5
Available for sale - residential mortgage-backed securities by quality [member] | BBB [member] | Negative amortization floaters [member]
Disclosure of financial assets [line items]
Total amortized cost	9	11
Available for sale - residential mortgage-backed securities by quality [member] | BBB [member] | Other housing [member]
Disclosure of financial assets [line items]
Total amortized cost	7	16
Available for sale - residential mortgage-backed securities by quality [member] | BBB [member] | Insured residential mortgage backed securities [member]
Disclosure of financial assets [line items]
Total amortized cost	4	5
Available for sale - residential mortgage-backed securities by quality [member] | BB [member]
Disclosure of financial assets [line items]
Total amortized cost	973	1,089
Available for sale - residential mortgage-backed securities by quality [member] | BB [member] | Prime jumbo [member]
Disclosure of financial assets [line items]
Total amortized cost	32	98
Available for sale - residential mortgage-backed securities by quality [member] | BB [member] | Alt-A [member]
Disclosure of financial assets [line items]
Total amortized cost	242	221
Available for sale - residential mortgage-backed securities by quality [member] | BB [member] | Negative amortization floaters [member]
Disclosure of financial assets [line items]
Total amortized cost	382	438
Available for sale - residential mortgage-backed securities by quality [member] | BB [member] | Other housing [member]
Disclosure of financial assets [line items]
Total amortized cost	317	333
Available for sale - residential mortgage-backed securities by quality [member] | BB [member] | Insured residential mortgage backed securities [member]
Disclosure of financial assets [line items]
Total amortized cost	88	99
Available for sale - residential mortgage-backed securities by quality [member] | Cost [member]
Disclosure of financial assets [line items]
Total amortized cost	1,938	1,836
Available for sale - residential mortgage-backed securities by quality [member] | Cost [member] | GSE guaranteed [member]
Disclosure of financial assets [line items]
Total amortized cost	778	599
Available for sale - residential mortgage-backed securities by quality [member] | Cost [member] | Prime jumbo [member]
Disclosure of financial assets [line items]
Total amortized cost	56	120
Available for sale - residential mortgage-backed securities by quality [member] | Cost [member] | Alt-A [member]
Disclosure of financial assets [line items]
Total amortized cost	373	301
Available for sale - residential mortgage-backed securities by quality [member] | Cost [member] | Negative amortization floaters [member]
Disclosure of financial assets [line items]
Total amortized cost	394	450
Available for sale - residential mortgage-backed securities by quality [member] | Cost [member] | Other housing [member]
Disclosure of financial assets [line items]
Total amortized cost	337	366
Available for sale - residential mortgage-backed securities by quality [member] | Cost [member] | Insured residential mortgage backed securities [member]
Disclosure of financial assets [line items]
Total amortized cost	€ 109	€ 124